FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Assets At Fair Value Through Other Comprehensive Income
Investment in Listed Shares	$ 562,500